UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2024	Jul. 31, 2024
Current assets:
Cash	$ 323,793	$ 413,129
Prepaid expense	1,040	1,820
Deferred offering costs	569,481	495,356
Total current assets	894,314	910,305
Other assets:
Lease security deposit	1,656	1,656
Total non-current assets	1,656	1,656
TOTAL ASSETS	895,970	911,961
Current liabilities:
Income taxes payable	64,393	62,204
Due to related parties	2,271	2,271
Accrued liabilities and other payables	131,244	57,476
Total current liabilities	197,908	121,951
Total liabilities	197,908	121,951
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of October 31, 2024 and July 31, 2024	1,478	1,478
Additional paid-in capital	962,416	962,416
Accumulated deficit	(315,127)	(222,071)
Total stockholders' equity attributable to TIANCI INTERNATIONAL, INC.	648,775	741,831
Non-controlling interest	49,287	48,179
Total stockholders’ equity	698,062	790,010
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	895,970	911,961
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	0	0
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	8	8
Undesignated Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value	$ 0	$ 0